Investments in associates and joint ventures (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total investment in associates and joint ventures	$ 885,269	$ 1,026,910
C A [Member]
IfrsStatementLineItems [Line Items]
Total investment in associates and joint ventures	662,853	665,991
U S [Member]
IfrsStatementLineItems [Line Items]
Total investment in associates and joint ventures	163,507	$ 360,919
A F K [Member]
IfrsStatementLineItems [Line Items]
Total investment in associates and joint ventures	$ 58,909